Supplemental Financial Information (Schedule Of Accounts Receivable Net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Supplemental Financial Information [Abstract]
Trade	$ 209.9	$ 310.1
Other	7.8	17.9
Accounts receivable gross	217.7	328.0
Allowance for doubtful accounts	(3.1)	(3.4)
Accounts receivable, net	$ 214.6	$ 324.6